American Beacon Bridgeway Large Cap Value Fund
American Beacon Holland Large Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund

Supplement dated June 30, 2014
to the
Prospectus dated April 30, 2014

Effective July 1, 2014, American Beacon Advisors, Inc. (“Manager”) will reduce the administrative service fee charged to the Fund’s A Class and C Class shares from 0.40% to 0.30% of each Class’s average daily net assets. At that time, the contractual fee limit for the A Class and C Class shares also will be reduced by 0.10%. The information below supplements the Fund’s Prospectus dated April 30, 2014, and is in addition to any other supplement(s):

In the “Fees and Expenses of the Fund” section, the fee table and expense example are replaced with the following:

American Beacon Bridgeway Large Cap Value Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Institutional	Investor
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.58%	0.58%	0.48%	0.56%	0.63%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.29%	2.04%	0.94%	1.02%	1.09%
Fee waiver and/or expense reimbursement or recoupment of prior waiver/reimbursement	(0.04)%	(0.04)%	0.01%	(0.17)%	0.01%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment[4]	1.25%	2.00%	0.95%	0.85%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class and Institutional Class of the Fund for Other Expenses, as applicable, through April 30, 2015, to the extent that Total Annual Fund Operating Expenses exceed 1.24% for the A Class, 1.99% for the C Class and 0.84% for the Institutional Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$695	$956	$1,237	$2,038
C	$303	$636	$1,095	$2,367
Y	$97	$301	$521	$1,156
Institutional	$87	$308	$547	$1,233
Investor	$112	$347	$602	$1,330

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$203	$636	$1,095	$2,367

American Beacon Holland Large Cap Growth Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Institutional	Investor
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.61%	0.61%	0.53%	0.42%	0.82%
Total Annual Fund Operating Expenses	1.30%	2.05%	0.97%	0.86%	1.26%
Fee waiver and/or expense reimbursement or recoupment of prior waiver/reimbursement	(0.01)%	(0.01)%	0.02%	0.03%	0.01%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment[3]	1.29%	2.04%	0.99%	0.89%	1.27%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Manager has contractually agreed to reduce and/or reimburse the A Class and C Class of the Fund for Other Expenses, as applicable, through April 30, 2015, to the extent that Total Annual Fund Operating Expenses exceed 1.29% for the A Class and 2.04% for the C Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$699	$962	$1,245	$2,051
C	$307	$642	$1,103	$2,380
Y	$101	$311	$538	$1,191
Institutional	$91	$277	$479	$1,064
Investor	$129	$400	$692	$1,523

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$207	$642	$1,103	$2,380

American Beacon Stephens Small Cap Growth Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Institutional	Investor
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.52%	0.53%	0.49%	0.41%	0.69%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	1.49%	2.25%	1.21%	1.13%	1.41%
Fee waiver and/or expense reimbursement or recoupment of prior waiver/reimbursement	0.02%	0.01%	(0.00)%	(0.02)%	(0.04)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement or recoupment[4]	1.51%	2.26%	1.21%	1.11%	1.37%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The Manager has contractually agreed to reduce and/or reimburse the Y Class, Institutional Class and Investor Class of the Fund for Other Expenses, as applicable, through April 30, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.19% for the Y Class, 1.09% for the Institutional Class and 1.35% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$720	$1,021	$1,343	$2,254
C	$329	$704	$1,205	$2,584
Y	$123	$384	$665	$1,466
Institutional	$113	$357	$620	$1,372
Investor	$139	$442	$767	$1,686

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$229	$704	$1,205	$2,584

American Beacon Stephens Mid-Cap Growth Fund

Shareholder Fees
(fees paid directly from your investment)

	Share class
	A	C	Y	Institutional	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%[1]	1.00%	None	None	None

Annual Fund Operating Expenses2
(expenses that you pay each year as a percentage of the value of your investment)

	Share class
	A	C	Y	Institutional	Investor
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%
Other Expenses	0.66%	0.63%	0.59%	0.56%	0.83%
Total Annual Fund Operating Expenses	1.46%	2.18%	1.14%	1.11%	1.38%
Fee waiver and/or expense reimbursement	(0.07)%	(0.04)%	(0.05)%	(0.12)%	(0.01)%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement[3]	1.39%	2.14%	1.09%	0.99%	1.37%

[1]	A contingent deferred sales charge (“CDSC”) of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.
[2]	The fee table has been restated with respect to the Fund’s A Class and C Class Shares to reflect a reduction in the administrative services fee effective July 1, 2014.
[3]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Other Expenses, as applicable, through April 30, 2015 to the extent that Total Annual Fund Operating Expenses exceed 1.39% for the A Class, 2.14% for the C Class, 1.09% for the Y Class, 0.99% for the Institutional Class and 1.37% for the Investor Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund’s Board of Trustees. The Manager can be reimbursed by the Fund for any contractual reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the contractual percentage limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
A	$708	$1,003	$1,320	$2,216
C	$317	$678	$1,165	$2,509
Y	$111	$357	$622	$1,380
Institutional	$101	$341	$600	$1,341
Investor	$139	$436	$754	$1,657

Assuming no redemption of shares:

Share class	1 year	3 years	5 years	10 years
C	$217	$678	$1,165	$2,509

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